Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 32	$ 77
Additions		6
Amortization charge	(145)	(51)	$ (75)
Impairment loss	(1,965)
Closing net book amount	4,421	32	77
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Impairment loss	(1,965)
Closing net book amount	2,774	0
Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Amortization charge	(117)
Impairment loss	0
Closing net book amount	1,643	0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	29	69
Additions		6
Amortization charge	(25)	(46)
Impairment loss	0
Closing net book amount	4	29	69
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	3	8
Additions		0
Amortization charge	(3)	(5)
Impairment loss	0
Closing net book amount	0	3	8
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	129	226
Acquired from business combinations	6,499
Disposals	(58)	(103)
Closing net book amount	6,570	129	226
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Acquired from business combinations	4,739
Disposals	0
Closing net book amount	4,739	0
Cost | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Acquired from business combinations	1,760
Disposals	0
Closing net book amount	1,760	0
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	114	137
Acquired from business combinations	0
Disposals	(43)	(29)
Closing net book amount	71	114	137
Cost | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	15	89
Acquired from business combinations	0
Disposals	(15)	(74)
Closing net book amount	0	15	89
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(97)	(149)
Disposals	58	103
Closing net book amount		(97)	(149)
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Disposals	0
Closing net book amount		0
Accumulated depreciation | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	0
Disposals	0
Closing net book amount		0
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(85)	(68)
Disposals	43	29
Closing net book amount		(85)	(68)
Accumulated depreciation | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(12)	(81)
Disposals	15	74
Closing net book amount		(12)	$ (81)
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(97)
Closing net book amount	(2,149)	(97)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Closing net book amount	(1,965)
Accumulated amortization and impairment | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Closing net book amount	(117)
Accumulated amortization and impairment | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(85)
Closing net book amount	(67)	(85)
Accumulated amortization and impairment | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(12)
Closing net book amount	$ 0	$ (12)